Trade And Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Accrued liabilities and other payables [Abstract]
Accrued liabilities and other payables
	December 31, 2020	December 31, 2019
Trade payables	15,365	12,855
Accrued expenses	31,975	12,478
Tax payable	7,676	7,887
Other payable	1,060	336
Professional fees payable	880	553
Deferred lease revenue	1,933	2,253
Total	58,889	36,362